UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth F. Palumbo
Title:    Chief Financial Officer
Phone:    (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo              Greenwich, CT              August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total: $2,415,529
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                 Name
28-11725                             SCP Overseas Master Fund, LP
28-11269                             SCP Domestic Fund, LP
28-11268                             SCP Equity Fund Domestic, LP
28-11723                             SCP Equity Overseas Master Fund, LP
28-11732                             SCP Levered Fund Overseas, Ltd.

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                                                      FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2         COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                          VALUE    SHRS OR   SH/ PUT/   INVESTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETN  MGRS   SOLE     SHARED   NONE
--------------                  --------          -----       --------  -------   --- ----   --------  ----   ----     ------   ----
ADVANCE AUTO PARTS INC          COM               00751Y106    14,126     488,803 SH         SOLE      NONE     488,803
APPLE COMPUTER INC              COM               037833100   179,280   3,130,428 SH         SOLE             3,130,428
AMERICA MOVIL S A DE C V        SPON ADR L SHS    02364W105     7,325     220,238 SH         SOLE               220,238
AU OPTRONICS CORP               SPONSORED ADR     002255107     3,560     250,000 SH         SOLE               250,000
BARD C R INC                    COM               067383109    57,458     784,300 SH         SOLE               784,300
BURLINGTON NORTHN SANTA FE C    COM               12189T104   150,286   1,896,350 SH         SOLE             1,896,350
DADE BEHRING HLDGS INC          COM               23342J206    67,100   1,611,427 SH         SOLE             1,611,427
EQUINIX INC                     COM NEW           29444U502     1,684      30,700 SH         SOLE                30,700
FEDERATED DEPT STORES INC DE    COM               31410H101    62,318   1,702,664 SH         SOLE             1,702,664
FOCUS MEDIA HLDG LTD            SPONSORED ADR     34415V109     3,417      52,445 SH         SOLE                52,445
GOOGLE INC                      CL A              38259P508   175,022     417,385 SH         SOLE               417,385
GOLDMAN SACHS GROUP INC         COM               38141G104   106,362     707,050 SH         SOLE               707,050
HYPERCOM CORP                   COM               44913M105       747      79,900 SH         SOLE                79,900
IAC INTERACTIVECORP             COM NEW           44919P300    26,670   1,006,797 SH         SOLE             1,006,797
HUNT J B TRANS SVCS INC         COM               445658107       349      14,000 SH  PUT    SOLE                14,000
KNOLOGY INC                     COM               499183804     6,898     741,679 SH         SOLE               741,679
LIBERTY GLOBAL INC              COM SER A         530555101   107,588   5,004,087 SH         SOLE             5,004,087
LIBERTY GLOBAL INC              COM SER C         530555309    47,396   2,304,130 SH         SOLE             2,304,130
LILLY ELI & CO                  COM               532457108    10,608     191,927 SH         SOLE               191,927
PALM INC NEW                    COM               696643105       605      37,600 SH  CALL   SOLE                37,600
PALM INC NEW                    COM               696643105       565      35,100 SH  CALL   SOLE                35,100
MASTERCARD INC                  COM               57636Q104    95,544   1,990,500 SH         SOLE             1,990,500
MONSANTO CO NEW                 COM               61166W101    58,491     694,750 SH         SOLE               694,750
MOTOROLA INC                    COM               620076109   184,603   9,161,428 SH         SOLE             9,161,428
MOTOROLA INC                    COM               620076109     5,038     250,000 SH  CALL   SOLE               250,000
NII HLDGS INC                   CL B NEW          62913F201   172,084   3,052,212 SH         SOLE             3,052,212
PHELPS DODGE CORP               COM               717265102    20,367     247,900 SH         SOLE               247,900
QWEST COMMUNICATIONS INTL IN    COM               749121109    24,472   3,025,000 SH  CALL   SOLE             3,025,000
QWEST COMMUNICATIONS INTL IN    COM               749121109    10,468   1,294,000 SH  CALL   SOLE             1,294,000
QUALCOMM INC                    COM               747525103   162,145   4,046,547 SH         SOLE             4,046,547
RESEARCH IN MOTION LTD          COM               760975102    98,307   1,408,998 SH         SOLE             1,408,998
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR     204412209    33,461   1,391,900 SH         SOLE             1,391,900
COMPANHIA VALE DO RIO DOCE      SPON ADR PFD      204412100    38,382   1,865,000 SH         SOLE             1,865,000
SPRINT NEXTEL CORP              COM FON           852061100     3,005     150,324 SH         SOLE               150,324
SHIRE PLC                       SPONSORED ADR     82481R106    44,746   1,011,674 SH         SOLE             1,011,674
SONUS NETWORKS INC              COM               835916107     1,289     260,497 SH         SOLE               260,497
SEAGATE TECHNOLOGY              SHS               G7945J104    68,851   3,041,100 SH         SOLE             3,041,100
TELUS CORP                      NON-VTG SHS       87971M202    32,636     809,500 SH         SOLE               809,500
TIM PARTICIPACOES S A           SPONS ADR PFD     88706P106    63,847   2,317,500 SH         SOLE             2,317,500
GRUPO TELEVISA SA DE CV         SP ADR REP ORD    40049J206    62,306   3,226,600 SH         SOLE             3,226,600
UNISOURCE ENERGY CORP           COM               909205106    52,952   1,699,910 SH         SOLE             1,699,910
PALM INC NEW                    COM               696643105     2,415     150,000 SH  CALL   SOLE               150,000
PALM INC NEW                    COM               696643105     4,830     300,000 SH  CALL   SOLE               300,000
URBAN OUTFITTERS INC            COM               917047102    53,063   3,033,900 SH         SOLE             3,033,900
UNITED THERAPEUTICS CORP DEL    COM               91307C102    21,580     373,550 SH         SOLE               373,550
VIACOM INC NEW                  CL B              92553P201     9,990     278,748 SH         SOLE               278,748
VENTANA MED SYS INC             COM               92276H106    43,520     922,418 SH         SOLE               922,418
WCI CMNTYS INC                  COM               92923C104    17,773     882,497 SH         SOLE               882,497
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